RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Mar. 31, 2023
Related Party [Abstract]
Schedule of remuneration of key management personnel
The remuneration of key management personnel for the years ended March 31, 2022 and 2023 are as follows:

	Year ended March 31,
	2023	2022
	$	$
Payroll, consulting and benefits(1)	5,966	6,569
Share-based compensation
Options	2,346	8,813
Warrants	3	109
Total	8,315	15,491